Legal Proceedings - Additional Information (Detail) £ in Millions, $ in Millions		12 Months Ended
	Sep. 30, 2016 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 GBP (£)	Dec. 31, 2017 GBP (£)	Feb. 12, 2016 GBP (£)
Disclosure of Legal Proceedings [line items]
Provisions for legal and other disputes			£ 219.0	£ 186.0
Legal and other disputes receivable			37.0
Net exposure on legal proceedings			£ 182.0
US [member]
Disclosure of Legal Proceedings [line items]
Civil penalty | $	$ 20
Dolin case [member] | US [member]
Disclosure of Legal Proceedings [line items]
Amount of compensation awarded to plaintiff | $		$ 3
UK Competition and Markets Authority [member]
Disclosure of Legal Proceedings [line items]
Fine paid by group					£ 37.6
Fine paid by other companies					£ 7.4